Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Schedule of Other Assets

	2018	2017
Equity investment in affiliate (a)	$—	$60,683
Intangible assets (b)	111,968	27,486
Deferred dry-dock (c)	36,660	42,536
Deferred financing fees (c)	17,286	19,484
Restricted cash (d)	14,069	14,060
Capital assets	600	3,268
Other	24,348	28,787
Other assets	$204,931	$196,304

(a)	Equity investment in affiliate

In March 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. The Company accounted for its 10.8% investment in                                                  GCI using the equity method. As at December 31, 2017, the equity investment of $60,683,000 was comprised of the Company’s capital contribution of $51,406,000 and its cumulative equity income on investment of $9,277,000. On March 13, 2018, the Company acquired the remaining 89.2% (note 3).

(b)	Intangible assets

Intangible assets primarily comprises of the fair value of time charter contracts acquired. In connection with the acquisition of GCI on March 13, 2018 (note 3), the Company recognized $100,750,000 for the fair value of time charter contracts. During the year ended December 31, 2018, the Company recorded $16,269,000 of amortization expense related to all acquired contracts.

The future amortization expense related to the fair value of all time charter contracts acquired is approximated as follows:

2019	$19,739
2020	19,223
2021	17,658
2022	16,090
2023	12,390
Thereafter	25,199
$110,299

(c)	Deferred charges

During the years ended December 31, 2018 and 2017, changes in deferred charges were as follows:

	Dry-docking	Financing fees
December 31, 2016	$49,037	$19,062
Costs incurred	8,708	2,554
Amortization expensed (1)	(15,209)	(2,132)
December 31, 2017	$42,536	$19,484
Costs incurred	10,756	27
Amortization expensed (1)	(16,632)	(2,225)
December 31, 2018	$36,660	$17,286

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(1)

Amortization of dry-docking costs is included in depreciation and amortization. Amortization of financing fees is included in interest expense and amortization of deferred financing fees, unless it qualifies for capitalization.

(d)	Restricted cash

Restricted cash represents amounts required to be set aside by contractual agreement for two of the Company’s capital leases. The restriction will be removed upon termination of the charter agreements.